Share Capital	12 Months Ended
Dec. 31, 2018
DiscontinuedOperationsDiluted
Share Capital
(a)	Authorized:

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value.

(b)	Issued:

(i)	In June 2018, the Company received regulatory approval for a normal course issuer bid to acquire up to 10.9 million common shares of the Company representing approximately up to 5% of its issued and outstanding common shares at that time. The bid is effective on June 21, 2018 and will terminate on June 20, 2019, or on such earlier date as the bid is completed. The actual number of common shares purchased under the bid and the timing of any such purchases is at the Company’s discretion. Purchases under the bid shall not exceed 23,893 common shares per day. The Company shall pay the prevailing market price at the time of purchase for all common shares purchased under the bid, and all common shares purchased by the Company will be cancelled. From June to December 2018, the Company purchased 438,000 shares for CAD$20,595 with an average price of CAD$0.05 per share; the shares were cancelled in 2018.

In December 2018, the Company issued 100,000 common shares at a value of CAD$0.05 per share to Silver Range for the Hard Cash and Nigel properties (Note 9(a)(v)).

(ii)	In February 2017, the Company received regulatory approval for a normal course issuer bid to acquire up to 10.9 million common shares of the Company representing approximately up to 5% of its issued and outstanding common shares at that time. The bid was effective on February 8, 2017 and terminated on February 7, 2018. The actual number of common shares purchased under the bid and the timing of any such purchases was at the Company’s discretion. Purchases under the bid shall not exceed 86,128 common shares per day. The Company paid the prevailing market price at the time of purchase for all common shares purchased under the bid, and all common shares purchased by the Company were cancelled. For the year ended December 31, 2017, the Company purchased 2.6 million shares for CAD$213,700 with an average price of CAD$0.08 per share, of which 2.5 million common shares have been cancelled and the remaining common shares were cancelled in February 2018. Subsequent to December 31, 2017, a further 86,000 common shares for CAD$6,450 were purchased at an average price of CAD$0.08 per share, all of which were cancelled in February 2018.

In March 2017, stock options for 500,000 common shares were cancelled for the exercise of share appreciation rights for 272,727 common shares at a fair value of CAD$0.10 per share. In May 2017, stock options for 132,500 common shares were cancelled for the exercise of share appreciation rights for 29,166 common shares at a fair value of CAD$0.10 per share.

On April 21, 2017, the Company closed a private placement for 3.8 million flow through common shares at CAD$0.13 per share for gross proceeds of CAD$500,000. The fair value of the shares was CAD$0.11 per share, resulting in the recognition of a flow through premium liability of CAD$0.02 per share for a total of CAD$76,900. Finder fees were comprised of CAD$32,500 in cash and 250,000 warrants; each warrant is exercisable to acquire one non-flow through common share at an exercise price of CAD$0.15 per share until April 21, 2019.

(iii)	In March 2016, the Company closed a private placement in two tranches totalling 22.7 million units at a price of CAD$0.09 per unit for gross proceeds of CAD$2.04 million with each unit comprised of one common share and one-half of one common share purchase warrant; each whole warrant is exercisable to acquire one common share at an exercise price of CAD$0.12 per share for a period of three years. On March 3, 2016, the Company closed the first tranche for 17.7 million units for gross proceeds of CAD$1.59 million. On March 14, 2016, the Company closed the second tranche for 5 million units for gross proceeds of CAD$449,500 with a finder’s fee of 311,111 units issued with the same terms as the underlying units in the private placement.

In September 2016, the Company issued 250,000 common shares at a value of CAD$0.10 per share to Eureka for the FG gold property (Note 9(a)(iii)).

In 2016, warrants for 1.31 million shares were exercised for proceeds of CAD$104,700 which included finder fee warrants for 58,333 shares with a fair value of US$2,000. In 2016, stock options for 1 million shares were exercised for proceeds of CAD$80,000 with fair values of US$54,300.

(c)	Stock option plan:

The Company has a stock option plan that allows it to grant stock options to its directors, officers, employees, and consultants to acquire up to 44,261,695 common shares which was increased from 18,888,434 common shares at the Company’s Annual and Special Meeting held on June 2, 2017. The exercise price of each stock option cannot be lower than the last recorded sale of a board lot on the TSX during the trading day immediately preceding the date of granting or, if there was no such date, the high/low average price for the common shares on the TSX based on the last five trading days before the date of the grant. Stock options have a maximum term of ten years and terminate 30 days following the termination of the optionee’s employment, except in the case of death, in which case they terminate one year after the event. Vesting of stock options is made at the discretion of the board at the time the stock options are granted.

At the discretion of the board, certain stock option grants provide the holder the right to receive the number of common shares, valued at the quoted market price at the time of exercise of the stock options, that represent the share appreciation since granting the stock options.

The continuity of outstanding stock options for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018		2017		2016
	Number	Weighted average	Number	Weighted average	Number	Weighted average
	of Shares	exercise price (CAD$)	of Shares	exercise price (CAD$)	of Shares	exercise price (CAD$)

Outstanding balance, beginning of year	19,357,500	$0.08	16,445,000	$0.08	11,920,000	$0.08
Granted	4,250,000	$0.07	3,600,000	$0.10	8,010,000	$0.08
Exercised	-	-	-	-	(1,000,000)	$0.08
Cancellation for share appreciation rights	-	-	(632,500)	$0.06	-	-
Forfeited	(1,012,500)	$0.09	(18,750)	$0.10	(1,965,000)	$0.09
Expired	(6,195,000)	$0.08	(36,250)	$0.14	(520,000)	$0.10
Outstanding balance, end of year	16,400,000	$0.08	19,357,500	$0.08	16,445,000	$0.08

Exercise price range		$0.05 - $0.10		$0.06 - $0.10		$0.05 - $0.145

The following table summarizes information about stock options exercisable and outstanding at December 31, 2018 and 2017:

		Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices	Exercisable at	Contractual Life	Prices
(CAD$)	Dec 31, 2018	(Number of Years)	(CAD$)	Dec 31, 2018	(Number of Years)	(CAD$)

$0.10	2,300,000	0.54	$0.10	2,300,000	0.54	$0.10
$0.06	3,700,000	1.94	$0.06	3,700,000	1.94	$0.06
$0.08	3,600,000	2.52	$0.08	3,600,000	2.52	$0.08
$0.10	2,050,000	3.42	$0.10	2,050,000	3.42	$0.10
$0.09	500,000	3.70	$0.09	375,000	3.70	$0.09
$0.08	3,250,000	4.49	$0.08	1,300,000	4.49	$0.08
$0.06	500,000	4.87	$0.06	100,000	4.87	$0.06
$0.05	500,000	4.87	$0.05	100,000	4.87	$0.05
	16,400,000	2.79	$0.08	13,525,000	2.42	$0.08

	Options Outstanding			Options Exercisable
	Weighted	Weighted		Weighted	Weighted
	Average	Average		Average	Average
Exercise	Remaining	Exercise	Number	Remaining	Exercise
Prices	Contractual Life	Prices	Exercisable at	Contractual Life	Prices
(CAD$)	(Number of Years)	(CAD$)	Dec 31, 2017	(Number of Years)	(CAD$)

$0.08	0.48	$0.08	1,400,000	0.48	$0.08
$0.10	1.54	$0.10	3,600,000	1.54	$0.10
$0.06	2.94	$0.06	5,312,500	2.94	$0.06
$0.08	3.52	$0.08	2,410,000	3.52	$0.08
$0.10	4.42	$0.10	1,537,500	4.42	$0.10
$0.09	4.70	$0.09	125,000	4.70	$0.09
	2.94	$0.08	14,385,000	2.62	$0.08

During the year ended December 31, 2018, the Company recognized share-based payments of $118,000 (2017 - $366,000 and 2016 - $301,000), net of forfeitures, based on the fair value of stock options that were earned by the provision of services during the period. Share-based payments are segregated between directors and officers, employees and consultants, as applicable, as follows:

	December 31,
	2018	2017	2016

Directors and officers	$118	$351	$245
Employees	-	15	2
Consultants	-	-	54

	$118	$366	$301

The weighted average fair value of stock options granted and the weighted average assumptions used to calculate share-based payments for stock option grants are estimated using the Black-Scholes option pricing model as follows:

	2018	2017	2016

Number of stock options granted	4,250,000	3,600,000	8,010,000
Fair value of stock options granted (CAD$)	$0.04	$0.08	$0.07

Market price of shares on grant date (CAD$)	$0.05	$0.10	$0.09
Pre-vest forfeiture rate	16.09%	15.41%	15.99%
Risk-free interest rate	2.10%	0.95%	0.55%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	119%	134%	140%
Expected option life in years	4.22	4.03	4.42

Expected stock price volatility is based on the historical price volatility of the Company’s common shares.

In fiscal 2016, the Company granted the following stock options:

- 3,260,000 stock options to directors, officers and employees with an exercise price of CAD$0.08 and an expiry date of July 7, 2021, and which are subject to vesting provisions in which 25% of the options vest immediately on the grant date and 25% vest every six months thereafter;

- 3,000,000 stock options to a director, officers and a consultant with an exercise price of CAD$0.08 and an expiry date of July 7, 2021, and which shall vest only when the Company closes a material transaction or at the discretion of the Company’s Board of Directors;

- 1,000,000 stock options to consultants with an exercise price of CAD$0.08 and an expiry date of July 7, 2021, and which fully vested on grant date; and

- 750,000 stock options to a consultant with an exercise price of CAD$0.11 and an expiry date of September 21, 2021, and which fully vest on December 20, 2016.

In March 2017, stock options for 500,000 common shares were cancelled for the exercise of share appreciation rights for 272,727 common shares. In May 2017, stock options for 132,500 common shares were cancelled for the exercise of share appreciation rights for 29,166 common shares.

On June 2, 2017, the Company’s Board of Directors provided for the full vesting of 2.25 million performance based stock options which were granted in July 2016 and which have an exercise price of CAD$0.08 and an expiry date of July 7, 2021.

In fiscal 2017, the Company granted the following stock options:

- 3,100,000 stock options to directors, officers and employees with an exercise price of CAD$0.10 and an expiry date of June 2, 2022, and which are subject to vesting provisions in which 25% of the options vest immediately on the grant date and 25% vest every six months thereafter; and

- 500,000 stock options to an employee with an exercise price of CAD$0.09 and an expiry date of September 13, 2022, and which are subject to vesting provisions in which 25% of the options vest immediately on the grant date and 25% vest every six months thereafter;

In fiscal 2018, the Company granted the following stock options:

- 3,250,000 stock options to directors, officers and employees with an exercise price of CAD$0.08 and an expiry date of June 29, 2023, and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter; and

- 1,000,000 stock options to an officer of which 500,000 stock options have an exercise price of CAD$0.05 and 500,000 stock options with an exercise price of CAD$0.06 and an expiry date of November 12, 2023, and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter.

In February 2019, the Company granted 700,000 stock options to consultants with an exercise price of $0.07 per share and an expiry date of February 22, 2024 and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter.

(d) Warrants:

At December 31, 2018, the Company had outstanding warrants as follows:

Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2017	Issued	Exercised	Expired	December 31, 2018

$0.10	July 31, 2018 (1), (7)	8,450,000	-	-	(8,450,000)	-

$0.15	September 18, 2018 (1)	5,254,055	-	-	(5,254,055)	-

$0.15	September 18, 2018 (1), (2)	661,718	-	-	(661,718)	-

$0.15	October 3, 2018 (1)	4,153,750	-	-	(4,153,750)	-

$0.15	October 3, 2018 (1), (3)	60,725	-	-	(60,725)	-

$0.08	September 21, 2018	5,332,776	-	-	(5,332,776)	-

$0.08	September 21, 2018 (4)	536,511	-	-	(536,511)	-

$0.12	March 3, 2019 (8)	8,852,576	-	-	-	8,852,576

$0.12	March 14, 2019 (8)	2,497,222	-	-	-	2,497,222

$0.12	March 14, 2019 (5), (8)	155,556	-	-	-	155,556

$0.12	April 21, 2019 (6)	250,000	-	-	-	250,000

		36,204,889	-	-	(24,449,535)	11,755,354

(1) On August 28, 2015, the Company extended the terms of the expiry periods of the warrants by 18 months.

(2) As these warrants are agent’s warrants, a fair value of $43,120 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 120%, risk-free rate 1.17%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $4,622 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(3) As these warrants are agent’s warrants, a fair value of $3,335 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 121%, risk-free rate 1.27%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $386 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(4) As these warrants are agent’s warrants, a fair value of $20,747 was recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 147%, risk-free rate 0.57%, expected life 3 years, and expected dividend yield 0%.

(5) As these warrants are agent’s warrants, a fair value of $10,320 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 150%, risk-free rate 0.58%, expected life 3 years, and expected dividend yield 0%.

(6) As these warrants are agent’s warrants, a fair value of $11,460 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 125%, risk-free rate 0.71%, expected life 2 years, and expected dividend yield 0%.

(7) On July 14, 2017, the Company extended the term of the expiry period of the warrants by one year from July 31, 2017 to July 31, 2018, which expired unexercised.

(8) These warrants expired unexercised on their respective expiry dates in 2019.

At December 31, 2017, the Company had outstanding warrants as follows:

Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2016	Issued	Exercised	Expired	December 31, 2017

$0.10	July 31, 2018 (1), (7)	8,450,000	-	-	-	8,450,000

$0.15	March 18, 2017	55,000	-	-	(55,000)	-

$0.15	September 18, 2018 (1)	5,254,055	-	-	-	5,254,055

$0.15	September 18, 2018 (1), (2)	661,718	-	-	-	661,718

$0.15	April 3, 2017	346,250	-	-	(346,250)	-

$0.15	October 3, 2018 (1)	4,153,750	-	-	-	4,153,750

$0.15	October 3, 2018 (1), (3)	60,725	-	-	-	60,725

$0.08	September 21, 2018	5,332,776	-	-	-	5,332,776

$0.08	September 21, 2018 (4)	536,511	-	-	-	536,511

$0.12	March 3, 2019	8,852,576	-	-	-	8,852,576

$0.12	March 14, 2019	2,497,222	-	-	-	2,497,222

$0.12	March 14, 2019 (5)	155,556	-	-	-	155,556

$0.12	April 21, 2019 (6)	-	250,000	-	-	250,000

		36,356,139	250,000	-	(401,250)	36,204,889

(1) On August 28, 2015, the Company extended the terms of the expiry periods of the warrants by 18 months.

(2) As these warrants are agent’s warrants, a fair value of $43,120 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 120%, risk-free rate 1.17%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $4,622 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(3) As these warrants are agent’s warrants, a fair value of $3,335 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 121%, risk-free rate 1.27%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $386 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(4) As these warrants are agent’s warrants, a fair value of $20,747 was recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 147%, risk-free rate 0.57%, expected life 3 years, and expected dividend yield 0%.

(5) As these warrants are agent’s warrants, a fair value of $10,320 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 150%, risk-free rate 0.58%, expected life 3 years, and expected dividend yield 0%.

(6) As these warrants are agent’s warrants, a fair value of $11,460 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 125%, risk-free rate 0.71%, expected life 2 years, and expected dividend yield 0%.

(7) On July 14, 2017, the Company extended the term of the expiry period of the warrants by one year from July 31, 2017 to July 31, 2018.

At December 31, 2016, the Company had outstanding warrants as follows:

Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2015	Issued	Exercised	Expired	December 31, 2016

$0.20	January 11, 2016 (1)	600,000	-	-	(600,000)	-

$0.20	January 18, 2016 (1)	1,000,000	-	-	(1,000,000)	-

$0.10	January 31, 2016	550,000	-	-	(550,000)	-

$0.10	July 31, 2017 (2)	8,450,000	-	-	-	8,450,000

$0.15	March 18, 2017	55,000	-	-	-	55,000

$0.15	September 18, 2018 (2)	5,254,055	-	-	-	5,254,055

$0.15	September 18, 2018 (2), (3)	661,718	-	-	-	661,718

$0.15	April 3, 2017	346,250	-	-	-	346,250

$0.15	October 3, 2018 (2)	4,153,750	-	-	-	4,153,750

$0.15	October 3, 2018 (2), (4)	60,725	-	-	-	60,725

$0.15	July 9, 2016	2,500,000	-	-	(2,500,000)	-

$0.08	September 21, 2018	5,749,443	-	(416,667)	-	5,332,776

$0.08	September 21, 2018 (5)	594,844	-	(58,333)	-	536,511

$0.08	October 30, 2018	833,333	-	(833,333)	-	-

$0.12	March 3, 2019	-	8,852,576	-	-	8,852,576

$0.12	March 14, 2019	-	2,497,222	-	-	2,497,222

$0.12	March 14, 2019 (6)	-	155,556	-	-	155,556

		30,809,118	11,505,354	(1,308,333)	(4,650,000)	36,356,139

(1) The warrants were subject to an accelerated expiry whereby if after the four month plus one day hold period from the closing date of the private placement, the volume weighted average trading price as traded on the TSX equals or exceeds CAD$0.30 per share for a period of 10 consecutive trading days, the Company will have the right, within five business days, to accelerate the expiry date of the warrants by giving not fewer than 30 days written notice to the warrant holder whereby the warrants shall expire 30 days after such date of the notice.

(2) On August 28, 2015, the Company extended the terms of the expiry periods of the warrants by 18 months.

(3) As these warrants are agent’s warrants, a fair value of $43,120 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 120%, risk-free rate 1.17%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $4,622 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(4) As these warrants are agent’s warrants, a fair value of $3,335 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 121%, risk-free rate 1.27%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $386 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(5) As these warrants are agent’s warrants, a fair value of $20,747 was recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 147%, risk-free rate 0.57%, expected life 3 years, and expected dividend yield 0%.

(6) As these warrants are agent’s warrants, a fair value of $10,320 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 150%, risk-free rate 0.58%, expected life 3 years, and expected dividend yield 0%.

(e) Basic and diluted (loss) earnings per share:

The calculation of basic and diluted (loss) earnings per share for the relevant periods is based on the following:

	December 31,
	2018	2017	2016

Basic weighted average number of common shares outstanding	218,460,355	218,473,845	211,483,671
Effect of dilutive securities	-	-	1,190,625

Diluted weighted average number of common shares outstanding	218,460,355	218,473,845	212,674,296

(f) Common shares reserved for issuance:

	Number of Shares
	December 31,
	2018	2017	2016

Stock options (Note 12(c))	16,400,000	19,357,500	16,445,000
Warrants (Note 12(d))	11,755,354	36,204,889	36,356,139

Balance	28,155,354	55,562,389	52,801,139